Translation (losses)/gains (Tables)	12 Months Ended
Jun. 30, 2018
Translation (losses)/gains
Schedule of translation losses and gains

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Arising from
Trade and other receivables	132	(909)	1 431
Trade and other payables	(354)	237	(142)
Foreign currency loans	(103)	313	(1 475)
Other	314	(842)	336

	(11)	(1 201)	150

Business segmentation
Mining	(18)	(19)	12
Exploration and Production International	289	337	(694)
Energy	(45)	(299)	(53)
Base Chemicals	(31)	(336)	375
Performance Chemicals	71	(357)	499
Group Functions	(277)	(527)	11

Total operations	(11)	(1 201)	150